Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge, gain (loss)	$ 1,567	$ 8,004
Amortization of cash flow hedge	(33)	(27)
Amounts reclassified from AOCI	(4,224)	(6,351)
Change in fair value of cash flow hedges, net of tax recovery of $952 and expense of $599, respectively (note 23(b)(ii))	$ (2,690)	$ 1,626